Other notes - Financial risk management, liquidity risk, narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	€ 60,272	€ 73,907	€ 65,261	€ 70,544
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 175,000	€ 175,000